COLUMBIA ACORN TRUST

                                      Supplement dated July 1, 2004
                    To Class A, B and C Share Prospectuses Dated May 1, 2004 of
                                           Columbia Acorn Fund
                                       Columbia Acorn International
                                            Columbia Acorn USA
                                          Columbia Acorn Select
                                   Columbia Acorn International Select
                                         Columbia Thermostat Fund


Effective July 1, 2004, the table for sales charges for Class B shares for purchases of less than $250,000, and the first paragraph following that table under the heading "Your Account--Sales Charges" are being replaced in their entirety by the following:



Purchases of less than $250,000:

         Class B Sales Charges

                                                                                         % deducted when
Holding period after purchase                                                            shares are sold
Through first year                                                                             5.00
Through second year                                                                            4.00
Through third year                                                                             3.00
Through fourth year                                                                            3.00
Through fifth year                                                                             2.00
Through sixth year                                                                             1.00
Longer than six years                                                                          0.00

Up-front commission to financial advisors is 4.00% and is paid by the distributor. From the 12b-1 annual fee of 1.00% paid out of your Fund assets, the distributor retains 0.75%, and your financial advisor is paid the remaining 0.25% as an ongoing commission.


ACN-36/288S-0704                                                July 1, 2004